UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

Dreyfus International Funds, Inc.- Dreyfus Premier Emerging Markets Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Emerging Markets
Statement of Investments
February 28, 2005 (Unaudited)

Common Stocks--91.7%	Shares		Value ($)

Brazil--5.8%
Banco Itau, ADR	51,910		4,498,521
Brasil Telecom Participacoes, ADR	197,460		6,713,640
Companhia de Saneamento Basico do Estado de Sao Paulo	93,688		5,678,807
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	176,000		2,657,600
Empresa Brasileira de Aeronautica, ADR	312,730		10,560,892
Grendene	259,500		2,882,554
Petroleo Brasileiro, ADR	548,519		26,767,727
Telecomunicacoes Brasileiras, ADR	229,220		7,094,359
Tim Participacoes, ADR	139,197		2,273,087
			69,127,187
Chile--.3%
Banco Santander Chile, ADR	98,000		3,454,500
China--1.9%
China Telecom, Cl. H	10,862,800		4,178,536
Foxconn International	2,300,000		1,179,638
Huadian Power International, Cl. H	23,467,800		7,146,560
Huaneng Power International, Cl. H	3,080,000		2,389,281
Qingling Motors, Cl. H	15,364,000		2,521,595
Sinopec Yizheng Chemical Fibre, Cl. H	18,577,400		3,835,058
Sinotrans, Cl. H	3,808,000		1,293,909
			22,544,577
Croatia--.5%
Pliva, GDR	359,800	a	5,361,020
Egypt--.7%
Commercial International Bank, GDR	578,400	a	4,794,935
Suez Cement	219,041		3,492,544
			8,287,479
Hong Kong--4.3%
Beijing Enterprises	802,000		1,177,446
Brilliance China Automotive	8,654,000		1,886,370
China Mobile (Hong Kong)	8,459,400		27,605,043
China Resources Enterprise	4,773,400		6,793,786
Denway Motors	14,719,500		5,709,256
Shanghai Industrial	3,750,500		8,463,752
			51,635,653
Hungary--1.8%
Gedeon Richter	63,596		9,747,174
Magyar Tavkozlesi	2,282,833		11,873,156
			21,620,330
India--10.5%
Bharat Petroleum	959,822		9,262,149
Dr. Reddy's Laboratories	103,582		1,714,229
Dr. Reddy's Laboratories, ADR	507,400		8,940,388
Gail India	455,840		2,430,189

Gail India, GDR	205,900	a	6,837,939
Hindalco Industries	182,327		5,808,056
Hindalco Industries, GDR	220,900	a	7,090,890
Hindustan Lever	2,288,430		7,501,703
Hindustan Petroleum	1,245,341		9,952,552
ICICI Bank	1,072,195		9,251,063
Mahanagar Telephone Nigam	3,510,150		10,839,755
Mahanagar Telephone Nigam, ADR	380,521		2,598,958
NIIT	73,463		332,928
NIIT Technologies	110,195		335,876
Oil and Natural Gas	378,252		7,238,003
Reliance Industries	1,698,219		21,502,293
State Bank of India	248,500		4,094,683
State Bank of India, GDR	204,000	a	9,139,200
			124,870,854
Indonesia--2.2%
PT Astra Agro Lestari	2,661,000		890,370
PT Bank Mandiri	18,034,500		3,523,276
PT Gudang Garam	4,401,400		7,316,031
PT Indofood Sukses Makmur	67,758,000		6,801,543
PT Telekomunikasi Indonesia	15,220,000		7,269,288
			25,800,508
Israel--.6%
Bank Hapoalim	912,193		3,323,942
Supersol	1,355,591	b	3,809,331
			7,133,273
Malaysia--3.4%
Commerce Asset	1,232,000		1,510,821
Gamuda	6,142,800		8,729,242
Genting	1,856,800		9,577,179
Kuala Lumpur Kepong	1,933,100		3,281,183
MK Land	400,000		209,474
Proton Holdings	942,000		2,069,921
Resorts World	1,420,000		3,774,210
Sime Darby	7,448,200		11,760,316
			40,912,346
Mexico--6.8%
Cemex	753,498		6,024,971
Coca-Cola Femsa, ADR	690,000		17,733,000
Controladora Comercial Mexicana	7,669,500		8,391,742
Desc, Ser. B	13,209,200	b	3,866,061
Embotelladoras Arca	160,000		351,575
Grupo Continental	2,998,450		5,427,523
Kimberly-Clark de Mexico, Cl. A	3,268,200		10,845,634
Telefonos de Mexico, ADR	725,470		28,445,679
			81,086,185
Philippines--.7%
ABS-CBN Broadcasting	4,130,600		1,322,215
Bank of the Philippine Islands	3,734,068		3,961,513
Manila Electric, Cl. B	5,700,264	b	3,232,270
			8,515,998
Poland--1.7%

Bank Przemyslowo-Handlowy	21,128	3,843,675
KGHM Polska Miedz	565,907 b	6,350,289
Powszechna Kasa Oszczednosci Bank Polski	190,000 a	1,809,032
Telekomunikacja Polska	1,087,750	8,433,318
		20,436,314
Russia--2.4%
Gazprom, ADR	162,700	5,946,685
LUKOIL, ADR	157,950	22,172,231
		28,118,916
South Africa--12.5%
Alexander Forbes	1,385,200	2,794,235
Anglo American Platinum	37,500	1,487,043
Aveng	2,786,256	5,764,568
Bidvest Group	767,266	10,013,972
Illovo Sugar	3,077,520	4,563,141
Impala Platinum Holdings	145,370	12,782,314
Imperial Holdings	69,641	1,272,727
Nampak	4,863,101	13,566,141
Nedcor	1,929,658	26,622,167
Network Healthcare Holdings	2,787,200 b	2,431,550
Old Mutual	4,927,406	13,429,985
Sanlam	2,868,011	6,586,422
Sappi	1,195,329	16,182,003
Sasol	695,002	17,494,576
Shoprite Holdings	1,420,344	3,489,578
Steinhoff International Holdings	3,291,500	7,757,591
Tongaat-Hulett Group	275,738	2,899,953
		149,137,966
South Korea--19.0%
CJ	103,030	7,272,103
Cheil Communications	2,632	436,265
Hyundai Department Store	102,360	4,840,319
Hyundai Development	269,380	4,786,892
Hyundai Motor	185,170	10,673,313
INI Steel	196,670	3,925,568
Industrial Bank of Korea	651,500	5,668,601
KT, ADR	731,250	16,972,313
Kangwon Land	888,761	11,413,655
Kia Motors	423,180	5,982,236
Kookmin Bank	310,640	14,349,125
Kookmin Bank, ADR	133,734 b	6,163,800
Korea Electric Power	874,680	23,945,943
Korea Electric Power, ADR	63,100	883,400
Korea Fine Chemical	43,156	515,552
Kumho Tire, GDR	260,000 a	1,937,000
LG Chem	201,940	9,448,661
LG Electronics	69,690	5,480,846
LG Household & Health Care	155,390	5,244,122
POSCO	44,120	9,728,800
POSCO, ADR	82,790	4,491,358
SK Telecom	25,200	4,540,767
SK Telecom, ADR	338,200	7,203,660

Samsung	170,590	2,717,213
Samsung Electro-Mechanics	452,960	12,851,528
Samsung Electronics	49,340	25,885,694
Samsung Fire & Marine Insurance	139,520	11,389,388
Samsung SDI	61,620	7,575,978
		226,324,100
Taiwan--13.1%
Accton Technology	4,310,260 b	2,052,505
Advanced Semiconductor Engineering	5,226,000 b	4,119,595
Asustek Computer	2,393,862	6,855,010
Asustek Computer, GDR	1,751,200	5,078,480
Benq	5,709,000	6,373,948
China Motor	4,769,000	6,183,742
Chunghwa Telecom, ADR	96,700	2,108,060
Compal Electronics	5,016,560	4,826,099
Compal Electronics, GDR	2,856,368 a	14,281,840
Delta Electronics	3,138,100	5,502,782
Elan Microelectronics	2,954,544	1,844,213
First Financial	11,442,000 b	9,903,147
Nien Hsing Textile	3,879,000	3,819,093
President Chain Store	1,709,000	2,886,824
Quanta Computer	8,640,299	15,429,105
Quanta Computer, GDR	55,021 a	489,687
SinoPac Financial Holdings	21,508,103	13,286,859
Taiwan Cellular	5,476,429	5,902,843
United Microelectronics	27,673,564 b	18,520,274
United Microelectronics, ADR	4,213,113 b	15,588,518
Yageo	28,752,200 b	11,054,980
		156,107,604
Thailand--2.8%
C.P. 7-Eleven	867,800	1,450,867
Charoen Pokphand Foods	27,340,000	2,628,297
Delta Electronics	2,889,000	1,554,687
Kasikornbank	4,963,500 b	8,492,927
Krung Thai Bank	30,748,900	8,032,628
Siam Commercial Bank	5,803,700	8,073,329
Siam Makro	1,767,600	2,401,128
		32,633,863
Turkey--.7%
Tupras-Turkiye Petrol Rafinerileri	628,505	8,327,814

Total Common Stocks
(cost $757,418,727)		1,091,436,487

Preferred Stocks--3.6%

Brazil:
Banco Bradesco	245,880	7,775,124
Banco Bradesco Receipt	9,246	290,946
Companhia de Tecidos Norte de Minas	61,216	6,168,891
Companhia Energetica de Minas Gerais	283,647	7,370,461

Companhia Paranaense de Energia	1,114,856	6,108,038
Duratex	92,254	4,345,585
Telecomunicacoes de Sao Paulo	182,062	3,803,630
Telemar Norte Leste	134,300	3,629,730
Telemig Celular Participacoes	2,288,695	3,455,134
Total Preferred Stocks
(cost $23,252,969)		42,947,539

	Principal
Short-Term Investments--2.9%	Amount ($)	Value ($)

U.S. Treasury Bills:
2.18%, 3/3/2005	10,317,000	10,315,659
2.14%, 3/10/2005	12,838,000	12,830,426
2.32%, 3/17/2005	1,803,000	1,801,088
2.36%, 3/24/2005	9,613,000	9,598,004
Total Short-Term Investments
(cost $34,546,521 )		34,545,177

Total Investments (cost $815,218,217)	98.2%	1,168,929,203

Cash and Receivables (Net)	1.8%	21,981,215

Net Assets	100.0%	1,190,910,418

ADR--American Depository Receipt
GDR--Global Depository Receipt

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities have been determined to be liquid by the Board of Trustees.
At February 28, 2005, these securities amounted to $51,741,543 or 4.3% of net assets.
b Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc. - Dreyfus Premier Emerging Markets Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)